Future Aggregate Minimum Lease Payments Required Under Operating Lease (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 302
2017	53
Operating Leases, Future Minimum Payments Due, Total	$ 355